UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-01436

CAPSTONE SERIES FUND, INC.
(Exact name of registrant as specified in charter)

3700 W. SAM HOUSTON PKWAY SOUTH, SUITE 250, HOUSTON, TX	77042
(Address of principal executive offices)	(Zip code)

CITI FUND SERVICES OHIO, INC., 3435 STELZER ROAD, COLUMBUS, OHIO 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:    800-262-6631

Date of fiscal year end:    April 30

Date of reporting period:    January 31, 2012

Item 1. Schedule of Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2012 (Unaudited)

Steward Small Mid-Cap Enhanced Index Fund

	Shares	Value
COMMON STOCKS (99.3%)

AEROSPACE & DEFENSE (1.9%)
AAR Corp.	7,400	$156,806
Aerovironment, Inc.(a)	2,050	57,133
Alliant Techsystems, Inc.	1,290	76,639
American Science & Engineering, Inc.	2,200	157,300
BE Aerospace, Inc.(a)	4,230	178,506
Ceradyne, Inc.(a)	940	31,105
Cubic Corp.	2,980	137,795
Curtiss-Wright Corp.	2,150	80,324
Esterline Technologies Corp.(a)	1,050	64,207
Exelis, Inc.	27,210	271,828
GenCorp, Inc.(a)	4,850	26,627
Huntington Ingalls Industries, Inc.(a)	5,750	216,660
Moog, Inc., Class A(a)	1,790	76,290
Orbital Sciences Corp.(a)	2,910	42,166
Teledyne Technologies, Inc.(a)	2,410	136,792
Triumph Group, Inc.	3,560	222,749
		1,932,927
AIR FREIGHT & LOGISTICS (0.2%)
Forward Air Corp.	2,230	78,050
Hub Group, Inc., Class A(a)	1,400	47,922
UTI Worldwide, Inc.	8,280	123,289
		249,261
AIRLINES (0.8%)
Alaska Air Group, Inc.(a)	2,410	183,473
Allegiant Travel Co.(a)	3,170	174,255
JetBlue Airways Corp.(a)	37,470	222,197
SkyWest, Inc.	16,860	215,808
		795,733
AUTO COMPONENTS (0.5%)
Drew Industries, Inc.(a)	770	19,997
Gentex Corp.	6,330	170,087
LKQ Corp.(a)	8,080	263,408
Standard Motor Products, Inc.	860	17,793
Superior Industries International, Inc.	4,350	79,040
		550,325
AUTO PARTS & EQUIPMENT (0.1%)
Spartan Motors, Inc.	17,590	106,771

AUTOMOBILES (0.2%)
Thor Industries, Inc.	3,870	118,654
Winnebago Industries, Inc.(a)	8,100	74,034
		192,688
BEVERAGES (0.4%)
Monster Beverage Corp.(a)	3,780	395,048

BIOTECHNOLOGY (1.4%)
ArQule, Inc.(a)	14,610	115,419
Emergent Biosolutions, Inc.(a)	920	15,612
Neogen Corp.(a)	3,575	116,438
Questcor Pharmaceuticals, Inc.(a)	4,890	173,253
Regeneron Pharmaceuticals, Inc.(a)	4,950	449,757
Savient Pharmaceuticals, Inc.(a)	2,880	7,286
United Therapeutics Corp.(a)	4,510	221,802
Vertex Pharmaceuticals, Inc.(a)	8,110	299,665
		1,399,232
BUILDING PRODUCTS (0.8%)
AAON, Inc.	615	12,454
Apogee Enterprises, Inc.	4,530	62,288
Comfort Systems USA, Inc.	7,810	93,408
Eagle Materials, Inc.	1,730	50,879
Fortune Brands Home & Security, Inc.(a)	5,950	110,491
Griffon Corp.	10,670	106,380
Lennox International, Inc.	2,030	73,486
Lumber Liquidators Holdings, Inc.(a)	1,360	29,050
NCI Building Systems, Inc.(a)	744	8,712
Quanex Building Products Corp.	1,535	25,220
Simpson Manufacturing Co., Inc.	1,540	49,865
Universal Forest Products, Inc.	4,260	135,340
		757,573
CAPITAL MARKETS (1.3%)
Apollo Investment Corp.	14,930	115,110
Eaton Vance Corp.	4,540	116,633
Financial Engines, Inc.(a)	5,020	120,229
Investment Technology Group, Inc.(a)	9,020	102,287
Janus Capital Group, Inc.	13,850	108,999
Jefferies Group, Inc.	12,060	183,433
Piper Jaffray Cos., Inc.(a)	5,510	122,597
Prospect Capital Corp.	6,830	70,486
Raymond James Financial, Inc.	3,970	138,950
SEI Investments Co.	5,700	104,709
SWS Group, Inc.	9,745	71,626
Waddell & Reed Financial, Inc., Class A	3,700	101,565
		1,356,624
CHEMICALS (2.4%)
A. Schulman, Inc.	5,860	143,570
Albemarle Corp.	4,230	272,031
American Vanguard Corp.	550	8,267
Ashland, Inc.	3,690	232,691
Balchem Corp.	3,115	117,872
Cabot Corp.	3,430	124,166
Cytec Industries, Inc.	2,460	122,656
H.B. Fuller Co.	1,950	55,809
Hawkins, Inc.	2,790	110,484
Intrepid Potash, Inc.(a)	4,310	102,966
Kraton Performance Polymers, Inc.(a)	1,260	35,834
Minerals Technologies, Inc.	440	27,918
NewMarket Corp.	803	173,601
Olin Corp.	3,610	80,142
OM Group, Inc.(a)	6,650	180,414
PolyOne Corp.	8,790	126,752
Quaker Chemical Corp.	340	15,062
RPM International, Inc.	5,040	126,151
Sensient Technologies Corp.	2,070	82,013
Stepan Co.	180	15,469
The Scotts Miracle-Gro Co., Class A	1,720	81,459
The Valspar Corp.	3,690	159,556
Zep, Inc.	775	12,695
		2,407,578
COMMERCIAL BANKS (3.2%)
Associated Bancorp	9,780	121,859
BancorpSouth, Inc.	9,040	101,519
Bank of Hawaii Corp.	1,860	85,039
Bank of the Ozarks, Inc.	1,070	29,949
BBCN Bancorp, Inc.(a)	2,310	23,377
Boston Private Financial Holdings, Inc.	4,130	34,031
Cathay General Bancorp	3,010	47,377
City Holding Co.	600	21,324
City National Corp.	1,670	76,620
Columbia Banking System, Inc.	1,480	31,080

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2012 (Unaudited)

Steward Small Mid-Cap Enhanced Index Fund

	Shares	Value
Commerce Bancshares, Inc.	3,244	$125,932
Community Bank System, Inc.	1,360	37,210
Cullen/Frost Bankers, Inc.	1,970	109,670
East West Bancorp, Inc.	5,560	122,098
F.N.B. Corp.	3,900	45,708
First BanCorp(a)	12,762	47,219
First Commonwealth Financial Corp.	13,760	76,230
First Financial Bancorp	2,060	35,803
First Financial Bankshares, Inc.	1,245	42,430
First Midwest Bancorp, Inc.	3,820	41,562
FirstMerit Corp.	4,390	68,879
Fulton Financial Corp.	11,010	102,283
Glacier Bancorp, Inc.	2,550	35,623
Hancock Holding Co.	3,449	114,507
Hanmi Financial Corp.(a)	261	2,149
Home Bancshares, Inc.	803	20,926
Independent Bank Corp. - Massachusetts	930	25,798
International Bancshares Corp.	4,570	87,835
National Penn Bancshares, Inc.	6,000	52,140
NBT Bancorp, Inc.	1,270	28,575
Old National Bancorp	3,340	39,312
PacWest Bancorp	1,180	25,099
Pinnacle Financial Partners, Inc.(a)	1,530	25,765
PrivateBancorp, Inc.	5,550	78,477
Prosperity Bancshares, Inc.	1,760	73,058
S&T Bancorp, Inc.	920	19,973
Signature Bank(a)	2,670	155,260
Simmons First National Corp., Class A	770	21,213
Sterling Bancorp	2,190	20,915
Susquehanna Bancshares, Inc.	13,570	124,030
SVB Financial Group(a)	1,470	85,319
Synovus Financial Corp.	38,710	67,355
TCF Financial Corp.	11,490	115,360
Texas Capital Bancshares, Inc.(a)	1,280	40,602
Tompkins Financial Corp.	329	13,305
Trustmark Corp.	2,330	54,918
UMB Financial Corp.	1,200	46,296
Umpqua Holdings Corp.	4,950	60,241
United Bankshares, Inc.	1,670	46,610
United Community Banks, Inc.(a)	7,102	53,904
Valley National Bancorp	6,440	76,765
Westamerica Bancorp	820	38,089
Wilshire Bancorp, Inc.(a)	5,080	17,780
Wintrust Financial Corp.	3,360	102,984
		3,197,382
COMMERCIAL SERVICES & SUPPLIES (4.0%)
ABM Industries, Inc.	5,250	113,925
Brady Corp.	2,040	66,035
CDI Corp.	6,750	101,047
Clean Harbors, Inc.(a)	3,160	200,502
Coinstar, Inc.(a)	4,150	206,379
Consolidated Graphics, Inc.(a)	290	14,729
Copart, Inc.(a)	3,500	164,640
Corrections Corp. of America(a)	4,170	98,120
Darling International, Inc.(a)	5,260	80,373
Deluxe Corp.	2,060	52,674
Exponent, Inc.(a)	2,140	104,539
Forrester Research, Inc.(a)	1,740	60,796
FTI Consulting, Inc.(a)	2,900	124,178
G & K Services, Inc., Class A	2,200	72,292
Healthcare Services Group, Inc.	3,092	57,789
Heartland Payment Systems, Inc.	1,700	40,800
Heidrick & Struggles International, Inc.	620	13,628
Herman Miller, Inc.	2,330	49,210
Higher One Holdings, Inc.(a)	4,560	77,246
HMS Holdings Corp.(a)	5,440	179,574
HNI Corp.	1,690	45,850
Insperity, Inc.	1,960	54,919
Kelly Services, Inc., Class A	10,140	163,862
Korn/Ferry International, Inc.(a)	1,800	29,574
Landauer, Inc.	1,980	112,504
Lender Processing Services, Inc.	3,900	64,857
Manpower, Inc.	5,020	201,352
Mine Safety Appliances Co.	1,330	45,406
Mobile Mini, Inc.(a)	1,420	29,536
Monro Muffler Brake, Inc.	3,445	144,483
Monster Worldwide, Inc.(a)	9,070	65,304
Navigant Consulting, Inc.(a)	2,710	34,715
On Assignment, Inc.(a)	1,660	18,609
Resources Connection, Inc.	1,430	17,761
Rollins, Inc.	2,710	57,967
School Specialty, Inc.(a)	16,640	53,581
Standard Register Co.	27,510	55,295
TeleTech Holdings, Inc.(a)	1,280	21,709
Tetra Tech, Inc.(a)	2,520	58,288
The Brink's Co.	3,900	109,941
The Corporate Executive Board Co.	1,320	51,916
The Geo Group, Inc.(a)	4,300	75,594
Towers Watson & Co., Class A	2,010	120,198
TrueBlue, Inc.(a)	1,720	28,397
United Stationers, Inc.	3,810	123,177
Viad Corp.	3,460	69,996
Waste Connections, Inc.	4,672	150,952
Wright Express Corp.(a)	3,040	166,349
		4,050,568
COMMUNICATIONS EQUIPMENT (1.3%)
ADTRAN, Inc.	3,870	134,018
Arris Group, Inc.(a)	5,319	62,126
Bel Fuse, Inc.	2,590	52,447
Belden CDT, Inc.	1,830	71,754
Black Box Corp.	4,710	145,633
Blue Coat Systems, Inc.(a)	1,800	46,368
Ciena Corp.(a)	3,650	53,107
Comtech Telecommunications Corp.	920	28,391
Digi International, Inc.(a)	1,350	15,242
Dycom Industries, Inc.(a)	1,430	30,559
Harmonic, Inc.(a)	3,270	19,195
NETGEAR, Inc.(a)	2,930	116,673
Oplink Communications, Inc.(a)	990	18,543
PCTEL, Inc.	750	5,580
Plantronics, Inc.	1,770	65,915
Polycom, Inc.(a)	7,120	142,044
Riverbed Technology, Inc.(a)	8,290	198,463
Symmetricom, Inc.(a)	3,420	21,341
ViaSat, Inc.(a)	2,730	129,784
		1,357,183
COMPUTERS & PERIPHERALS (0.7%)
Avid Technology, Inc.(a)	6,260	60,659
Diebold, Inc.	2,490	78,908
Intermec, Inc.(a)	1,950	16,458
LivePerson, Inc.(a)	5,410	64,920
NCI, Inc., Class A(a)	10,100	73,932
NCR Corp.(a)	6,270	117,437
Novatel Wireless, Inc.(a)	15,220	43,681
Stratasys, Inc.(a)	850	31,238
Super Micro Computer, Inc.(a)	750	12,660
Synaptics, Inc.(a)	4,050	155,156

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2012 (Unaudited)

Steward Small Mid-Cap Enhanced Index Fund

	Shares	Value
		655,049
CONSTRUCTION & ENGINEERING (1.2%)
AECOM Technology Corp.(a)	8,840	$202,348
Aegion Corp.(a)	5,220	89,105
EMCOR Group, Inc.	4,220	121,663
Granite Construction, Inc.	1,570	41,809
KBR, Inc.	7,710	247,799
Orion Marine Group, Inc.(a)	20,660	149,578
Shaw Group, Inc.(a)	2,770	75,178
URS Corp.(a)	7,210	296,692
		1,224,172
CONSTRUCTION MATERIALS (0.2%)
Headwaters, Inc.(a)	5,950	15,768
Martin Marietta Materials, Inc.	1,440	118,814
Texas Industries, Inc.	1,200	37,512
		172,094
CONSUMER FINANCE (0.4%)
Cash America International, Inc.	3,260	142,984
First Cash Financial Services, Inc.(a)	2,670	107,467
World Acceptance Corp.(a)	2,350	149,742
		400,193
CONTAINERS & PACKAGING (1.0%)
AptarGroup, Inc.	3,610	189,236
Greif, Inc., Class A	2,090	101,260
Myers Industries, Inc.	1,500	19,965
Packaging Corp. of America	4,370	122,972
Rock-Tenn Co., Class A	4,150	256,719
Silgan Holdings, Inc.	2,000	83,120
Sonoco Products Co.	4,320	135,216
Temple-Inland, Inc.	4,330	138,084
		1,046,572
DISTRIBUTORS (0.5%)
MWI Veterinary Supply, Inc.(a)	2,430	190,779
VOXX International Corp.(a)	24,730	314,566
		505,345
DIVERSIFIED CONSUMER SERVICES (1.8%)
American Public Education, Inc.(a)	3,490	140,298
Capella Education Co.(a)	3,820	161,701
Career Education Corp.(a)	26,540	268,319
Corinthian Colleges, Inc.(a)	35,340	106,373
Hillenbrand, Inc.	3,270	76,681
Interval Leisure Group, Inc.(a)	2,280	31,008
ITT Educational Services, Inc.(a)	3,435	226,263
Lincoln Educational Services Corp.	21,730	189,703
Matthews International Corp., Class A	1,270	41,859
NutriSystem, Inc.	1,330	15,827
Regis Corp.	7,320	125,465
Service Corp. International	11,460	127,206
Sotheby's	2,670	89,525
Strayer Education, Inc.	1,682	183,002
Universal Technical Institute, Inc.(a)	1,230	17,159
		1,800,389
DIVERSIFIED FINANCIAL SERVICES (1.1%)
Affiliated Managers Group, Inc.(a)	1,580	158,806
Calamos Asset Management, Inc., Class A	3,280	40,967
Cardtronics, Inc.(a)	1,750	44,713
CoreLogic, Inc.(a)	7,480	106,216
Encore Capital Group, Inc.(a)	810	19,035
EZCORP, Inc., Class A(a)	4,850	130,077
Greenhill & Co., Inc.	1,190	55,406
Interactive Brokers Group, Inc., Class A	2,400	36,288
MSCI, Inc., Class A(a)	6,090	198,412
National Financial Partners Corp.(a)	3,550	54,670
Portfolio Recovery Associates, Inc.(a)	2,350	152,633
Provident Financial Services, Inc.	1,230	17,023
Stifel Financial Corp.(a)	2,265	81,676
		1,095,922
DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
Atlantic Tele-Network, Inc.	2,820	101,774
Cincinnati Bell, Inc.(a)	12,990	44,816
General Communication, Inc., Class A(a)	1,510	15,719
Lumos Networks Corp.	630	9,469
NeuStar, Inc., Class A(a)	3,700	135,087
tw telecom, Inc.(a)	6,190	124,728
		431,593
ELECTRIC UTILITIES (1.1%)
ALLETE, Inc.	1,240	51,398
Central Vermont Public Service Corp.	330	11,606
Cleco Corp.	2,370	94,231
El Paso Electric Co.	1,610	56,028
Great Plains Energy, Inc.	8,351	172,198
Hawaiian Electric Industries, Inc.	4,040	104,838
IDACORP, Inc.	2,200	92,730
NorthWestern Corp.	1,610	56,575
NV Energy, Inc.	13,010	210,762
UIL Holdings Corp.	1,900	65,702
Unisource Energy Corp.	1,530	57,008
Westar Energy, Inc.	4,990	141,916
		1,114,992
ELECTRICAL EQUIPMENT (1.6%)
A.O. Smith Corp.	1,515	64,357
Acuity Brands, Inc.	1,500	87,345
AMETEK, Inc.	7,105	333,935
AZZ, Inc.	1,790	87,871
Encore Wire Corp.	820	22,386
EnerSys(a)	3,750	108,675
Franklin Electric Co., Inc.	2,170	108,630
General Cable Corp.(a)	6,830	210,774
Hubbell, Inc., Class B	1,930	138,883
Powell Industries, Inc.(a)	1,400	48,454
REGAL-BELOIT Corp.	1,470	83,452
Rofin-Sinar Technologies, Inc.(a)	1,040	29,505
Thomas & Betts Corp.(a)	1,820	129,930
Vicor Corp.	1,540	13,752
Woodward, Inc.	3,520	147,769
		1,615,718
ELECTRONIC EQUIPMENT & INSTRUMENTS (4.4%)
Agilysys, Inc.(a)	740	6,024
Anixter International, Inc.(a)	1,530	100,230
Arrow Electronics, Inc.(a)	7,920	327,017
Avnet, Inc.(a)	10,080	351,490
Badger Meter, Inc.	570	18,320
Benchmark Electronics, Inc.(a)	10,700	184,040
Brightpoint, Inc.(a)	10,340	121,185
Checkpoint Systems, Inc.(a)	6,920	72,798
Cognex Corp.	3,640	151,242
CTS Corp.	7,110	71,527
Daktronics, Inc.	1,550	16,957
DTS, Inc.(a)	3,500	99,155
Electro Scientific Industries, Inc.	1,040	15,787
ESCO Technologies, Inc.	1,020	30,671
FARO Technologies, Inc.(a)	1,410	76,535

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2012 (Unaudited)

Steward Small Mid-Cap Enhanced Index Fund

	Shares	Value
II-VI, Inc.(a)	4,600	$105,846
Ingram Micro, Inc.(a)	14,320	271,794
Insight Enterprises, Inc.(a)	9,410	173,709
Itron, Inc.(a)	3,360	130,334
Littelfuse, Inc.	2,490	126,268
Measurement Specialties, Inc.(a)	660	21,450
Mercury Computer Systems, Inc.(a)	1,410	18,880
Methode Electronics, Inc.	1,800	17,874
Mettler-Toledo International, Inc.(a)	1,475	258,862
MTS Systems Corp.	1,910	87,650
National Instruments Corp.	3,305	88,938
Newport Corp.(a)	1,250	23,088
Park Electrochemical Corp.	700	21,259
Plexus Corp.(a)	2,860	103,675
Pulse Electronics Corp.	3,420	9,815
RadiSys Corp.(a)	18,810	113,424
Rogers Corp.(a)	610	23,442
Rovi Corp.(a)	7,063	226,652
ScanSource, Inc.(a)	2,990	112,334
SYNNEX Corp.(a)	5,610	202,970
Tech Data Corp.(a)	4,240	220,141
Trimble Navigation Ltd.(a)	5,310	248,667
TTM Technologies, Inc.(a)	6,650	81,595
Vishay Intertechnology, Inc.(a)	12,480	153,254
		4,484,899
ENERGY EQUIPMENT & SERVICES (1.8%)
Atwood Oceanics, Inc.(a)	2,340	107,593
Basic Energy Services, Inc.(a)	1,030	18,550
Bristow Group, Inc.	1,450	71,137
CARBO Ceramics, Inc.	1,370	133,232
Dril-Quip, Inc.(a)	1,970	129,961
Exterran Holdings, Inc.(a)	9,850	91,408
Gulf Island Fabrication, Inc.	470	14,265
Helix Energy Solutions Group, Inc.(a)	4,380	72,051
ION Geophysical Corp.(a)	5,700	42,351
Lufkin Industries, Inc.	1,910	143,670
Matrix Service Co.(a)	8,150	94,866
Oceaneering International, Inc.	5,080	246,837
OYO Geospace Corp.(a)	680	59,847
Patterson-UTI Energy, Inc.	5,850	110,390
SEACOR Holdings, Inc.(a)	2,160	197,705
Superior Energy Services, Inc.(a)	3,120	88,951
TETRA Technologies, Inc.(a)	3,950	36,893
Tidewater, Inc.	2,100	113,085
Unit Corp.(a)	1,470	66,518
		1,839,310
FOOD & STAPLES RETAILING (0.7%)
Casey's General Stores, Inc.	3,520	179,309
Nash Finch Co.	5,480	160,071
Ruddick Corp.	3,040	122,634
Spartan Stores, Inc.	7,080	132,679
United Natural Foods, Inc.(a)	1,950	85,897
		680,590
FOOD PRODUCTS (2.2%)
B&G Foods, Inc.	1,760	39,882
Cal-Maine Foods, Inc.	730	27,711
Calavo Growers, Inc.	610	16,592
Corn Products International, Inc.	4,220	234,168
Diamond Foods, Inc.	930	33,796
Flowers Foods, Inc.	4,852	93,886
Green Mountain Coffee Roasters, Inc.(a)	6,930	369,646
Hain Celestial Group, Inc.(a)	1,790	69,076
J & J Snack Foods Corp.	2,200	112,266
Lancaster Colony Corp.	1,670	116,048
Peet's Coffee & Tea, Inc.(a)	2,260	137,453
Ralcorp Holdings, Inc.(a)	2,050	179,273
Sanderson Farms, Inc.	2,890	147,217
Seneca Foods Corp., Class A(a)	6,750	195,277
Smithfield Foods, Inc.(a)	11,090	247,640
Snyders-Lance, Inc.	1,860	42,761
Tootsie Roll Industries, Inc.	1,069	25,913
TreeHouse Foods, Inc.(a)	3,060	173,012
		2,261,617
GAS UTILITIES (1.5%)
Atmos Energy Corp.	4,870	157,837
Energen Corp.	2,670	128,614
National Fuel Gas Co.	3,090	155,365
New Jersey Resources Corp.	1,560	74,443
Northwest Natural Gas Co.	980	46,599
Piedmont Natural Gas Co., Inc.	2,840	93,493
Questar Corp.	7,670	147,878
South Jersey Industries, Inc.	1,870	102,626
Southern Union Co.	4,880	211,645
Southwest Gas Corp.	1,920	80,256
The Laclede Group, Inc.	1,640	68,322
UGI Corp.	5,640	151,772
WGL Holdings, Inc.	1,980	84,447
		1,503,297
HEALTH CARE EQUIPMENT & SUPPLIES (3.5%)
Abaxis, Inc.(a)	2,840	76,907
Align Technology, Inc.(a)	2,830	66,675
Allscripts Healthcare Solutions, Inc.(a)	10,056	192,271
Analogic Corp.	1,850	104,951
Bio-Rad Laboratories, Inc., Class A(a)	1,500	152,340
Cantel Medical Corp.	590	18,626
CONMED Corp.(a)	1,470	43,218
Cyberonics, Inc.(a)	3,780	122,850
Gen-Probe, Inc.(a)	3,440	230,239
Greatbatch, Inc.(a)	1,050	24,591
Haemonetics Corp.(a)	2,770	179,939
Hanger Orthopedic Group, Inc.(a)	1,610	31,540
Hill-Rom Holdings, Inc.	2,520	83,185
Hologic, Inc.(a)	10,370	211,444
ICU Medical, Inc.(a)	3,040	141,269
IDEXX Laboratories, Inc.(a)	3,060	258,845
Integra LifeSciences Holdings(a)	1,190	35,129
Invacare Corp.	4,880	83,350
Kensey Nash Corp.	690	16,015
Masimo Corp.(a)	2,520	53,928
Meridian Bioscience, Inc.	1,840	32,090
Merit Medical Systems, Inc.(a)	1,625	22,929
Natus Medical, Inc.(a)	4,800	54,288
NuVasive, Inc.(a)	8,990	139,345
OSI Systems, Inc.(a)	1,860	99,938
Palomar Medical Technologies, Inc.(a)	890	8,055
ResMed, Inc.(a)	8,410	244,142
SonoSite, Inc.(a)	2,880	155,261
STERIS Corp.	2,540	76,403
SurModics, Inc.(a)	910	13,122
Symmetry Medical, Inc.(a)	6,800	51,068
The Cooper Cos., Inc.	2,400	173,136
Thoratec Corp.(a)	4,340	127,596
West Pharmaceutical Services, Inc.	1,530	61,934
Zoll Medical Corp.(a)	2,370	162,535
		3,549,154

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2012 (Unaudited)

Steward Small Mid-Cap Enhanced Index Fund

	Shares	Value
HEALTH CARE PROVIDERS & SERVICES (4.5%)
Air Methods Corp.(a)	1,660	$139,938
Almost Family, Inc.(a)	8,410	158,444
Amedisys, Inc.(a)	17,909	188,044
AMERIGROUP Corp.(a)	3,900	265,239
AMN Healthcare Services, Inc.(a)	3,190	16,237
AmSurg Corp.(a)	2,020	52,015
Bio-Reference Laboratories, Inc.(a)	1,610	31,154
Catalyst Health Solutions, Inc.(a)	4,170	228,349
Centene Corp.(a)	2,170	98,084
Chemed Corp.	2,790	156,631
CorVel Corp.(a)	2,520	122,674
Cross Country Healthcare, Inc.(a)	20,660	127,472
CryoLife, Inc.(a)	830	4,432
Gentiva Health Services, Inc.(a)	31,890	231,521
Health Net, Inc.(a)	7,200	271,728
Healthways, Inc.(a)	27,160	205,330
Henry Schein, Inc.(a)	4,620	327,512
IPC The Hospitalist Co.(a)	3,510	118,252
Kindred Healthcare, Inc.(a)	17,162	210,578
LHC Group, Inc.(a)	8,100	120,042
Lincare Holdings, Inc.	4,550	116,889
Magellan Health Services, Inc.(a)	4,050	197,721
Medifast, Inc.(a)	5,930	97,726
Molina Healthcare, Inc.(a)	6,355	194,527
Omnicare, Inc.	5,940	195,010
Owens & Minor, Inc.	6,085	185,045
PharMerica Corp.(a)	8,550	107,302
PSS World Medical, Inc.(a)	2,400	58,248
The Ensign Group, Inc.	4,000	106,040
VCA Antech, Inc.(a)	4,270	95,563
WellCare Health Plans, Inc.(a)	1,650	98,604
		4,526,351
HEALTH CARE TECHNOLOGY (0.2%)
Computer Programs & Systems, Inc.	2,340	133,965
eResearchTechnology, Inc.(a)	3,310	18,337
Omnicell, Inc.(a)	1,350	20,898
		173,200
HOTELS, RESTAURANTS & LEISURE (1.9%)
Bob Evans Farms, Inc.	2,620	92,565
CEC Entertainment, Inc.	3,630	127,667
Cheesecake Factory(a)	2,750	81,345
Cracker Barrel Old Country Store, Inc.	1,190	62,439
DineEquity, Inc.(a)	3,020	143,510
International Speedway Corp., Class A	1,400	36,106
Jack in the Box, Inc.(a)	3,940	83,528
LIFE TIME FITNESS, Inc.(a)	3,130	153,808
Marcus Corp.	1,730	20,950
Marriott Vacations Worldwide Corp.(a)	10,270	213,103
O'Charley's, Inc.(a)	11,750	76,258
Panera Bread Co., Class A(a)	1,740	257,955
Papa John's International, Inc.(a)	2,360	91,426
Red Robin Gourmet Burgers, Inc.(a)	1,780	54,664
Ruby Tuesday, Inc.(a)	18,070	135,706
Ruth's Hospitality Group, Inc.(a)	9,200	56,948
Sonic Corp.(a)	3,250	22,263
Texas Roadhouse, Inc., Class A	3,520	53,363
The Wendy's Co.	23,700	111,153
		1,874,757
HOUSEHOLD DURABLES (1.4%)
American Greetings Corp., Class A	7,640	109,787
Ethan Allen Interiors, Inc.	1,180	27,848
Interface, Inc.	2,480	32,959
iRobot Corp.(a)	3,520	116,301
KB HOME	8,250	74,415
La-Z-Boy, Inc.(a)	6,060	79,871
M.D.C. Holdings, Inc.	1,810	35,874
M/I Homes, Inc.(a)	6,640	75,364
Meritage Homes Corp.(a)	1,260	30,492
Mohawk Industries, Inc.(a)	2,770	169,413
National Presto Industries, Inc.	900	87,948
NVR, Inc.(a)	139	96,361
Ryland Group, Inc.	1,960	35,672
Standard Pacific Corp.(a)	27,400	99,736
Toll Brothers, Inc.(a)	5,590	121,918
Tupperware Corp.	3,270	205,487
Universal Electronics, Inc.(a)	2,840	52,540
		1,451,986
HOUSEHOLD PRODUCTS (0.7%)
Central Garden & Pet Co., Class A(a)	12,640	119,574
Church & Dwight Co., Inc.	6,350	288,100
Energizer Holdings, Inc.(a)	2,510	193,571
Inter Parfums, Inc.	870	14,529
WD-40 Co.	1,690	73,921
		689,695
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Black Hills Corp.	1,620	54,691

INDUSTRIAL CONGLOMERATES (0.3%)
Carlisle Cos., Inc.	2,280	108,824
Koppers Holdings, Inc.	810	30,772
LSB Industries, Inc.(a)	680	23,834
Standex International Corp.	1,390	55,725
Teleflex, Inc.	1,610	98,516
Tredegar Corp.	1,010	24,907
		342,578
INSURANCE (4.7%)
American Financial Group, Inc.	5,560	203,885
Amerisafe, Inc.(a)	800	19,664
Arthur J. Gallagher & Co.	4,360	145,362
Aspen Insurance Holdings Ltd.	6,930	184,061
Brown & Brown, Inc.	4,680	106,610
Delphi Financial Group, Inc., Class A	3,895	173,366
eHealth, Inc.(a)	1,220	19,740
Employers Holdings, Inc.	1,610	28,916
Everest Re Group Ltd.	2,780	237,412
Fidelity National Financial, Inc., Class A	13,520	245,929
First American Financial Corp.	17,730	262,759
HCC Insurance Holdings, Inc.	6,390	177,386
Horace Mann Educators Corp.	11,160	174,542
Infinity Property & Casualty Corp.	2,160	125,885
Kemper Corp.	5,590	166,414
Meadowbrook Insurance Group, Inc.	6,490	64,705
Mercury General Corp.	1,560	68,172
Old Republic International Corp.	21,520	212,618
Presidential Life Corp.	8,240	91,876
ProAssurance Corp.	1,870	152,648
Protective Life Corp.	8,980	224,590
Reinsurance Group of America, Inc.	4,970	270,815
RLI Corp.	1,210	86,297
Safety Insurance Group, Inc.	1,640	68,732
Selective Insurance Group, Inc.	6,600	118,668
StanCorp Financial Group, Inc.	4,260	164,692
Stewart Information Services Corp.	12,210	166,667
The Hanover Insurance Group, Inc.	5,150	187,254
The Navigators Group, Inc.(a)	490	23,412
Tower Group, Inc.	5,480	118,313
Transatlantic Holdings, Inc.	3,900	216,255

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2012 (Unaudited)

Steward Small Mid-Cap Enhanced Index Fund

	Shares	Value
United Fire & Casualty Co.	4,050	$79,502
W.R. Berkley Corp.	5,570	190,884
		4,778,031
INTERNET & CATALOG RETAIL (0.1%)
HSN, Inc.	1,550	55,319
XO Group, Inc.(a)	1,670	13,761
		69,080
INTERNET SOFTWARE & SERVICES (2.0%)
AOL, Inc.(a)	4,290	69,541
Blue Nile, Inc.(a)	1,790	72,227
Bottomline Technologies, Inc.(a)	1,550	42,377
comScore, Inc.(a)	3,750	83,063
Concur Technologies, Inc.(a)	3,040	159,144
DealerTrack Holdings, Inc.(a)	1,640	44,821
Digital River, Inc.(a)	1,750	28,018
Equinix, Inc.(a)	2,780	333,489
InfoSpace, Inc.(a)	8,000	98,480
j2 Global, Inc.	3,520	94,899
Liquidity Services, Inc.(a)	1,690	58,322
MicroStrategy, Inc., Class A(a)	1,050	120,876
Perficient, Inc.(a)	1,680	18,698
PetMed Express, Inc.	1,660	20,700
Rackspace Hosting, Inc.(a)	6,110	265,235
Stamps.com, Inc.(a)	2,410	74,734
TIBCO Software, Inc.(a)	6,360	165,805
United Online, Inc.	15,500	88,040
ValueClick, Inc.(a)	3,360	58,598
Websense, Inc.(a)	4,500	85,050
		1,982,117
IT SERVICES (2.0%)
Acxiom Corp.(a)	3,380	46,374
Alliance Data Systems Corp.(a)	2,920	323,536
Broadridge Financial Solutions, Inc.	5,090	122,007
CACI International, Inc., Class A(a)	3,190	187,221
Ciber, Inc.(a)	16,910	73,558
Convergys Corp.(a)	5,370	71,475
CSG Systems International, Inc.(a)	1,950	31,727
DST Systems, Inc.	1,440	70,286
Gartner, Inc.(a)	4,700	178,177
iGATE Corp.(a)	1,430	26,055
LogMeIn, Inc.(a)	3,430	136,617
ManTech International Corp., Class A	970	34,095
MAXIMUS, Inc.	3,590	161,658
Sourcefire, Inc.(a)	4,130	128,113
Sykes Enterprises, Inc.(a)	1,670	29,275
Synchronoss Technologies, Inc.(a)	2,540	84,887
VeriFone Systems, Inc.(a)	5,940	253,638
Virtusa Corp.(a)	970	15,510
		1,974,209
LEISURE EQUIPMENT & PRODUCTS (0.9%)
Arctic Cat, Inc.(a)	590	17,606
Brunswick Corp.	3,440	73,410
Callaway Golf Co.	17,090	114,503
JAKKS Pacific, Inc.	2,880	44,006
MarineMax, Inc.(a)	20,290	166,784
Polaris Industries, Inc.	3,630	233,772
Pool Corp.	2,100	71,463
Sturm, Ruger & Co., Inc.	3,530	139,964
		861,508
LIFE SCIENCES TOOLS AND SERVICES (0.4%)
Affymetrix, Inc.(a)	4,370	21,020
Cambrex Corp.(a)	1,930	15,170
Charles River Laboratories International, Inc.(a)	2,380	80,372
Covance, Inc.(a)	3,530	154,649
Enzo Biochem, Inc.(a)	9,620	24,531
PAREXEL International Corp.(a)	2,540	61,214
		356,956
MACHINERY (3.9%)
Actuant Corp., Class A	2,720	68,952
AGCO Corp.(a)	4,310	219,508
Albany International Corp., Class A	1,150	27,623
Applied Industrial Technologies, Inc.	1,500	57,870
Astec Industries, Inc.(a)	710	24,012
Barnes Group, Inc.	2,090	52,856
Briggs & Stratton Corp.	6,660	103,963
Cascade Corp.	260	14,773
CIRCOR International, Inc.	650	24,641
CLARCOR, Inc.	1,910	98,193
Crane Co.	1,820	87,360
Donaldson Co., Inc.	3,290	237,867
EnPro Industries, Inc.(a)	810	28,601
Federal Signal Corp.(a)	4,620	19,543
Gardner Denver, Inc.	2,130	158,898
Graco, Inc.	2,250	103,455
Harsco Corp.	5,320	118,264
IDEX Corp.	3,210	130,069
Intevac, Inc.(a)	10,210	85,049
ITT Corp.	13,730	298,490
John Bean Technologies Corp.	1,435	23,548
Kaydon Corp.	1,260	42,991
Kennametal, Inc.	3,060	131,917
Lincoln Electric Holdings, Inc.	3,160	135,722
Lindsay Manufacturing Co.	1,300	79,469
Lydall, Inc.(a)	7,640	71,969
Mueller Industries, Inc.	1,480	65,431
Nordson Corp.	2,270	102,922
Oshkosh Truck Corp.(a)	10,020	243,286
Pentair, Inc.	3,790	139,548
Robbins & Myers, Inc.	1,660	80,610
SPX Corp.	1,760	122,549
Tennant Co.	660	25,397
Terex Corp.(a)	7,360	145,728
The Timken Co.	3,250	158,697
Toro Co.	2,130	135,021
Trinity Industries, Inc.	3,340	105,076
Valmont Industries, Inc.	1,510	158,414
Watts Water Technologies, Inc.	1,160	44,718
		3,973,000
MARINE (0.3%)
Alexander & Baldwin, Inc.	1,580	74,734
Kirby Corp.(a)	2,060	137,546
Overseas Shipholding Group, Inc.	6,010	76,387
		288,667
MEDIA (1.0%)
Digital Generation, Inc.(a)	7,380	102,582
DreamWorks Animation SKG, Inc., Class A(a)	3,270	58,042
Harte-Hanks, Inc.	5,190	50,084
John Wiley & Sons, Inc., Class A	1,930	87,603
Lamar Advertising Co., Class A(a)	2,540	72,669
Live Nation, Inc.(a)	9,872	101,484
Meredith Corp.	1,630	51,329
Nolan Co.(a)	12,510	117,969
Scholastic Corp.	3,600	106,236

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2012 (Unaudited)

Steward Small Mid-Cap Enhanced Index Fund

	Shares	Value
The E.W. Scripps Co., Class A(a)	6,870	$58,189
The New York Times Co., Class A(a)	12,500	93,125
Valassis Communications, Inc.(a)	5,280	120,120
		1,019,432
METALS & MINING (1.4%)
A.M. Castle & Co.(a)	5,570	57,761
AK Steel Holding Corp.	7,750	73,160
AMCOL International Corp.	950	27,132
Carpenter Technology Corp.	1,580	82,918
Century Aluminum Co.(a)	7,870	78,936
Commercial Metals Co.	8,820	126,479
Compass Minerals International, Inc.	2,160	157,831
Gibraltar Industries, Inc.(a)	1,270	19,901
Haynes International, Inc.	340	20,658
Kaiser Aluminum Corp.	540	26,665
Materion Corp.(a)	3,740	109,994
Olympic Steel, Inc.	3,390	87,428
Patriot Coal Corp.(a)	6,770	51,452
Reliance Steel & Aluminum Co.	3,530	187,796
RTI International Metals, Inc.(a)	1,150	28,946
Steel Dynamics, Inc.	12,420	198,099
Worthington Industries, Inc.	4,240	78,058
		1,413,214
MULTI-UTILITIES (1.0%)
Alliant Energy Corp.	4,320	183,125
Avista Corp.	2,760	69,938
CH Energy Group, Inc.	360	20,477
MDU Resources Group, Inc.	7,640	163,343
NSTAR	3,850	172,981
OGE Energy Corp.	3,700	195,582
PNM Resources, Inc.	3,530	62,869
Vectren Corp.	3,470	99,207
		967,522
MULTILINE RETAIL (0.5%)
Fred's, Inc.	8,880	130,980
Saks, Inc.(a)	10,390	103,692
The Andersons, Inc.	2,880	116,784
Tuesday Morning Corp.(a)	54,800	186,320
		537,776
OFFICE ELECTRONICS (0.1%)
Zebra Technologies Corp., Class A(a)	3,170	120,016

OIL, GAS & CONSUMABLE FUELS (2.7%)
Approach Resources, Inc.(a)	2,640	92,743
Arch Coal, Inc.	10,500	151,515
Bill Barrett Corp.(a)	4,210	116,280
Cimarex Energy Co.	4,030	235,272
Comstock Resources, Inc.(a)	2,010	24,200
Contango Oil & Gas Co.(a)	2,300	143,244
Dresser-Rand Group, Inc.(a)	4,130	211,580
Forest Oil Corp.(a)	4,290	55,770
GeoResources, Inc.(a)	3,800	116,318
Gulfport Energy Corp.(a)	1,760	57,851
HollyFrontier Corp.	10,518	308,598
Hornbeck Offshore Services, Inc.(a)	1,390	45,439
Northern Oil and Gas, Inc.(a)	4,550	113,750
Oil States International, Inc.(a)	2,370	188,865
Penn Virginia Corp.	1,910	8,843
Petroleum Development Corp.(a)	950	29,574
PetroQuest Energy, Inc.(a)	3,140	20,159
Pioneer Drilling Co.(a)	2,770	24,708
Plains Exploration & Production Co.(a)	5,510	207,837
Quicksilver Resources, Inc.(a)	8,140	40,782
SM Energy Co.	2,730	198,144
Stone Energy Corp.(a)	1,900	53,295
Swift Energy Co.(a)	1,680	55,692
World Fuel Services Corp.	4,760	216,009
		2,716,468
PAPER & FOREST PRODUCTS (0.6%)
Buckeye Technologies, Inc.	1,650	55,324
Clearwater Paper Corp.(a)	950	34,694
Deltic Timber Corp.	1,480	100,818
Domtar Corp.	1,250	107,975
KapStone Paper and Packaging Corp.(a)	2,070	36,142
Louisiana-Pacific Corp.(a)	9,220	78,554
Neenah Paper, Inc.	3,170	75,351
Wausau-Mosinee Paper Corp.	10,120	87,437
		576,295
PERSONAL PRODUCTS (0.1%)
Blyth, Inc.	192	12,087
Helen of Troy Ltd.(a)	1,400	45,038
Prestige Brands Holdings, Inc.(a)	1,830	23,497
		80,622
PHARMACEUTICALS (1.3%)
Cubist Pharmaceuticals, Inc.(a)	5,180	211,448
Endo Pharmaceuticals Holdings, Inc.(a)	6,920	257,217
Hi-Tech Pharmacal Co., Inc.(a)	3,930	153,191
Medicis Pharmaceutical Corp., Class A	4,450	147,251
Par Pharmaceutical Cos., Inc.(a)	1,710	61,748
Salix Pharmaceuticals Ltd.(a)	3,300	159,060
The Medicines Co.(a)	6,970	140,236
ViroPharma, Inc.(a)	5,880	175,165
		1,305,316
RADIO BROADCASTING (0.1%)
Arbitron, Inc.	2,800	99,988

REAL ESTATE INVESTMENT TRUST (5.5%)
Acadia Realty Trust	2,257	47,442
Alexandria Real Estate Equities, Inc.	2,190	158,578
American Campus Communities, Inc.	2,770	118,556
BioMed Realty Trust, Inc.	5,700	105,849
BRE Properties, Inc.	2,950	152,869
Camden Property Trust	2,650	170,925
Cedar Shopping Centers, Inc.	10,090	50,349
Colonial Properties Trust	3,380	72,264
Corporate Office Properties Trust	3,390	82,140
Cousins Properties, Inc.	5,215	38,435
DiamondRock Hospitality Co.	7,410	78,101
Duke Realty Corp.	10,230	136,980
Eastgroup Properties, Inc.	1,870	88,825
Entertainment Properties Trust	1,890	84,048
Equity One, Inc.	1,850	34,872
Essex Property Trust, Inc.	1,300	187,200
Extra Space Storage, Inc.	3,630	95,542
Federal Realty Investment Trust	2,650	250,319
Franklin Street Properties Corp.	3,250	33,118
Getty Realty Corp.	810	13,576
Healthcare Realty Trust, Inc.	2,800	58,996
Highwood Properties, Inc.	2,760	91,328
Home Properties, Inc.	2,480	147,758
Hospitality Properties Trust	5,360	129,873
Inland Real Estate Corp.	4,470	38,218
Kilroy Realty Corp.	2,280	94,916
Kite Realty Group Trust	6,380	31,900
LaSalle Hotel Properties	3,180	86,019
Lexington Corp. Properties Trust	6,935	59,641

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2012 (Unaudited)

Steward Small Mid-Cap Enhanced Index Fund

	Shares	Value
Liberty Property Trust	4,450	$148,140
LTC Properties, Inc.	1,020	32,589
Macerich Co.	4,965	269,599
Mack-Cali Realty Corp.	3,380	97,209
Medical Properties Trust, Inc.	6,080	65,178
Mid-America Apartment Communities, Inc.	2,220	141,902
National Retail Properties, Inc.	3,860	104,259
OMEGA Healthcare Investors, Inc.	3,890	81,068
Parkway Properties, Inc.	4,820	46,609
Pennsylvania Real Estate Investment Trust	2,200	27,016
Post Properties, Inc.	1,940	86,699
Potlatch Corp.	1,430	43,644
PS Business Parks, Inc.	1,500	93,210
Rayonier, Inc.	4,470	204,413
Realty Income Corp.	4,990	181,636
Regency Centers Corp.	3,530	145,860
Saul Centers, Inc.	530	18,889
Senior Housing Properties Trust	6,050	137,214
SL Green Realty Corp.	3,030	222,796
Sovran Self Storage, Inc.	1,060	49,311
Tanger Factory Outlet Centers, Inc.	3,240	95,580
Taubman Centers, Inc.	2,820	189,025
UDR, Inc.	8,321	216,512
Universal Health Realty Income Trust	430	17,196
Urstadt Biddle Properties, Inc., Class A	1,190	23,276
Weingarten Realty Investors	4,610	111,885
		5,589,352
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.1%)
Forestar Group, Inc.(a)	1,500	23,880
Jones Lang LaSalle, Inc.	1,450	114,202
		138,082
ROAD & RAIL (1.4%)
Arkansas Best Corp.	4,310	78,097
Atmel Corp.(a)	18,910	183,616
Con-way, Inc.	4,360	138,386
Heartland Express, Inc.	2,863	42,430
J.B. Hunt Transport Services, Inc.	4,440	226,751
Kansas City Southern(a)	3,950	271,128
Knight Transportation, Inc.	2,960	52,126
Landstar System, Inc.	1,850	94,627
Old Dominion Freight Line, Inc.(a)	1,727	73,605
Wabtec Corp.	2,430	167,160
Werner Enterprises, Inc.	1,870	48,863
		1,376,789
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.1%)
Advanced Energy Industries, Inc.(a)	4,920	52,349
ATMI, Inc.(a)	1,250	29,225
Brooks Automation, Inc.	2,850	30,552
Cabot Microelectronics Corp.(a)	2,280	114,958
CEVA, Inc.(a)	2,430	65,634
Cirrus Logic, Inc.(a)	9,480	193,676
Cohu, Inc.	6,040	79,305
Cree, Inc.(a)	4,670	118,758
Cymer, Inc.(a)	2,470	122,981
Cypress Semiconductor Corp.	6,170	106,093
Diodes, Inc.(a)	1,610	41,506
DSP Group, Inc.(a)	3,390	19,425
Entropic Communications, Inc.(a)	17,590	102,726
Exar Corp.(a)	13,520	90,314
Fairchild Semiconductor International, Inc.(a)	6,950	97,161
FEI Co.(a)	1,430	63,006
GT Advanced Technologies, Inc.(a)	13,180	113,612
Hittite Microwave Corp.(a)	3,380	185,968
Integrated Device Technology, Inc.(a)	6,170	39,118
International Rectifier Corp.(a)	4,730	107,844
Intersil Corp., Class A	5,590	62,943
Kopin Corp.(a)	6,100	23,668
Kulicke & Soffa Industries, Inc.(a)	14,120	152,637
Lam Research Corp.(a)	6,330	269,595
MEMC Electronic Materials, Inc.(a)	38,410	175,534
Micrel, Inc.	2,500	28,900
Microsemi Corp.(a)	3,180	62,900
MKS Instruments, Inc.	1,880	56,682
Monolithic Power Systems, Inc.(a)	1,430	23,438
Nanometrics, Inc.(a)	740	14,985
Pericom Semiconductor Corp.(a)	5,790	46,320
Power Integrations, Inc.	3,690	132,803
QLogic Corp.(a)	4,590	79,499
RF Micro Devices, Inc.(a)	12,820	63,972
Rubicon Technology, Inc.(a)	9,050	98,011
Rudolph Technologies, Inc.(a)	1,620	16,573
Semtech Corp.(a)	4,880	139,080
Sigma Designs, Inc.(a)	13,750	82,912
Silicon Laboratories, Inc.(a)	3,710	162,646
Skyworks Solutions, Inc.(a)	7,630	164,655
Standard Microsystems Corp.(a)	800	20,608
STR Holdings, Inc.(a)	1,630	17,425
Supertex, Inc.(a)	390	7,207
Tessera Technologies, Inc.(a)	1,970	39,006
TriQuint Semiconductor, Inc.(a)	8,240	49,358
Ultratech, Inc.(a)	830	24,277
Veeco Instruments, Inc.(a)	6,880	167,941
Volterra Semiconductor Corp.(a)	4,390	132,446
		4,090,232
SOFTWARE (3.3%)
ACI Worldwide, Inc.(a)	2,510	76,254
Advent Software, Inc.(a)	2,440	64,050
ANSYS, Inc.(a)	4,729	286,057
Blackbaud, Inc.	3,260	99,202
Cadence Design Systems, Inc.(a)	10,070	106,339
CommVault Systems, Inc.(a)	4,130	194,110
Ebix, Inc.	5,080	125,882
EPIQ Systems, Inc.	1,915	23,344
FactSet Research Systems, Inc.	2,360	208,435
Fair Isaac Corp.	1,460	52,910
Informatica Corp.(a)	6,170	260,991
Interactive Intelligence Group, Inc.(a)	2,840	73,300
Jack Henry & Associates, Inc.	4,770	163,134
JDA Software Group, Inc.(a)	3,360	99,019
Manhattan Associates, Inc.(a)	1,840	80,758
Mentor Graphics Corp.(a)	3,880	53,816
MICROS Systems, Inc.(a)	3,990	198,343
Monotype Imaging Holdings, Inc.(a)	1,050	16,390
NetScout Systems, Inc.(a)	4,380	90,491
OPNET Technologies, Inc.	2,340	82,953
Parametric Technology Corp.(a)	4,670	117,544
Progress Software Corp.(a)	2,530	59,025
Quality Systems, Inc.	4,070	165,079
Quest Software, Inc.(a)	2,690	54,741
Solera Holdings, Inc.	4,070	194,424
Synopsys, Inc.(a)	5,820	169,828
Taleo Corp., Class A(a)	2,490	89,665
Tyler Technologies, Inc.(a)	3,290	115,578
		3,321,662

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2012 (Unaudited)

Steward Small Mid-Cap Enhanced Index Fund

	Shares	Value
SPECIALTY RETAIL (5.2%)
Aaron's, Inc.	3,060	$81,427
Advance Auto Parts, Inc.	4,160	318,822
Aeropostale, Inc.(a)	3,590	58,768
American Eagle Outfitters, Inc.	7,990	112,579
Ann, Inc.(a)	2,340	56,768
Ascena Retail Group, Inc.(a)	2,888	102,149
Barnes & Noble, Inc.(a)	6,520	78,696
Big 5 Sporting Goods Corp.	12,200	96,868
Biglari Holdings, Inc.(a)	293	116,011
Cabela's, Inc.(a)	3,070	80,066
Cato Corp.	1,300	34,853
Chico's FAS, Inc.	7,450	85,228
Children's Place Retail Stores, Inc.(a)	2,280	113,749
Christopher & Banks Corp.	23,630	48,914
Coldwater Creek, Inc.(a)	53,410	47,001
Collective Brands, Inc.(a)	11,990	199,753
Dick's Sporting Goods, Inc.	3,990	164,428
Finish Line, Inc., Class A	2,247	47,524
Foot Locker, Inc.	6,300	165,312
Genesco, Inc.(a)	2,270	138,629
Group 1 Automotive, Inc.	2,610	139,217
Guess?, Inc.	2,840	85,200
Haverty Furniture Cos., Inc.	6,010	75,005
Hibbett Sports, Inc.(a)	3,010	144,269
Hot Topic, Inc.	3,140	22,985
Jos. A. Bank Clothiers, Inc.(a)	3,303	157,718
Kirkland's, Inc.(a)	840	12,575
Lithia Motors, Inc., Class A	3,900	86,619
Men's Wearhouse, Inc.	2,070	71,394
Midas Group, Inc.(a)	600	5,100
Movado Group, Inc.	920	16,937
Office Depot, Inc.(a)	38,070	103,931
OfficeMax, Inc.(a)	35,420	195,873
PETsMart, Inc.	5,900	313,998
RadioShack Corp.	12,960	93,053
Rent-A-Center, Inc.	2,410	81,506
Rue21, Inc.(a)	4,050	98,051
Select Comfort Corp.(a)	2,040	51,163
Signet Jewlers Ltd.	3,290	149,958
Sonic Automotive, Inc., Class A	8,430	131,424
Stage Stores, Inc.	9,102	139,989
Stein Mart, Inc.(a)	18,840	136,590
The Pep Boys - Manny, Moe & Jack	10,020	150,300
Tractor Supply Co.	3,900	315,003
Vitamin Shoppe, Inc.(a)	2,960	126,510
Williams-Sonoma, Inc.	4,170	149,536
Zale Corp.(a)	19,230	54,806
Zumiez, Inc.(a)	970	27,703
		5,283,958
TEXTILES APPAREL & LUXURY GOODS (2.9%)
Brown Shoe Co., Inc.	16,945	160,130
Carter's, Inc.(a)	4,190	175,645
Crocs, Inc.(a)	3,730	70,945
Deckers Outdoor Corp.(a)	2,520	203,742
Fossil, Inc.(a)	3,020	287,051
Hanesbrands, Inc.(a)	3,830	94,218
Iconix Brand Group, Inc.(a)	3,300	60,753
K-Swiss, Inc., Class A(a)	1,650	5,577
Liz Claiborne, Inc.(a)	4,270	39,711
Maidenform Brands, Inc.(a)	1,170	23,400
Oxford Industries, Inc.	540	27,502
Perry Ellis International, Inc.(a)	12,240	190,210
PVH Corp.	3,770	291,006
Quiksilver, Inc.(a)	35,420	157,973
Skechers U.S.A., Inc., Class A(a)	12,470	151,635
Steven Madden Ltd.(a)	4,455	183,279
The Buckle, Inc.	3,545	154,668
The Warnaco Group, Inc.(a)	2,950	171,837
True Religion Apparel, Inc.(a)	3,740	135,538
Under Armour, Inc., Class A(a)	2,620	208,604
UniFirst Corp.	450	27,171
Wolverine World Wide, Inc.	3,040	118,834
		2,939,429
THRIFTS & MORTGAGE FINANCE (0.9%)
Astoria Financial Corp.	17,070	142,193
Bank Mutual Corp.	7,130	28,591
Brookline Bancorp, Inc.	4,000	37,080
Dime Community Bancshares, Inc.	1,490	20,532
First Niagara Financial Group, Inc.	20,150	192,836
New York Community Bancorp, Inc.	19,610	248,851
Northwest Bancshares, Inc.	3,000	36,960
Oritani Financial Corp.	670	8,690
TrustCo Bank Corp. NY	3,990	22,304
Washington Federal, Inc.	7,580	119,461
Webster Financial Corp.	3,150	66,780
		924,278
TRADING COMPANIES & DISTRIBUTORS (0.6%)
GATX Corp.	1,870	80,298
Kaman Corp., Class A	940	29,300
Lawson Products, Inc.	4,820	80,928
MSC Industrial Direct Co., Inc., Class A	2,380	180,927
United Rentals, Inc.(a)	2,440	93,306
Watsco, Inc.	2,200	151,734
		616,493
WATER UTILITIES (0.2%)
American States Water Co.	1,550	56,063
Aqua America, Inc.	4,810	106,109
Calgon Carbon Corp.(a)	2,170	35,458
		197,630
WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Cbeyond, Inc.(a)	1,990	16,915
Neutral Tandem, Inc.(a)	2,170	26,669
NTELOS Holding Corp.	750	17,123
Telephone & Data Systems, Inc.	7,631	200,688
USA Mobility, Inc.	1,190	16,839
		278,234
TOTAL COMMON STOCKS		100,119,413
RIGHT (0.0%)

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
Gerber Scientific, Inc.	9,000	90
TOTAL RIGHT		90
MONEY MARKET FUNDS (0.7%)

AIM Short-Term Prime Money Market, 0.09%(b)	21,158	21,158
Fifth Third Institutional Government Money Market Fund, 0.01%(b)	716,554	716,554
TOTAL MONEY MARKET FUNDS		737,712
TOTAL INVESTMENTS (COST $87,334,317) 100.0%		100,857,215
OTHER ASSETS IN EXCESS OF LIABILITIES 0.0%		15,658
NET ASSETS 100.0%		$100,872,873

(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of January 31, 2012.

At January 31, 2012, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Steward Small Mid-Cap Enhanced Index Fund	88,061,411	19,678,846	(6,883,042)	12,795,804

Notes to Schedules of Portfolio Investments

Capstone Series Fund, Inc.

January 31, 2012

(Unaudited)

1) Portfolio Valuation:

Steward Small Mid-Cap Enhanced Index Fund (“The Fund”) investments are recorded at fair value. In determining fair value, the Fund use various valuation approaches. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

(A) Accounting principles generally accepted in the United States of America establish a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about inputs market participants would use in pricing the asset or liability based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayments speeds and credit risks).

Level 3 – significant unobservable inputs (including the Fund own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

The following table presents information about the Fund's assets measured at fair value as of January 31, 2012:

	Investments in Securities
Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total

Steward Small Mid-Cap Enhanced Index Fund
Security Type
Common Stocks*	$100,119,413	$-	$-	$100,119,413
Right*	-	90	-	90
Money Market Funds	737,712	-	-	737,712
Total	100,857,125	90	-	100,857,215

* Please refer to the Schedule of Portfolio Investments to view common stocks segregated by industry type.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels as of January 31, 2012 from the valuation input levels used on April 30, 2011. The Funds did not hold any Level 3 securities for the period ended January 31, 2012.

(B) For additional information regarding the Fund's valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

2) Securities Transactions:

Portfolio security transactions are recorded on trade date.

3) Subsequent Events:

Management has evaluated events subsequent to January 31, 2012 and has concluded no such events require adjustment or disclosure as of January 31, 2012.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    CAPSTONE SERIES FUND, INC.

By (Signature and Title)     /s/ Edward L. Jaroski

Edward L. Jaroski, President

Date        March 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Edward L. Jaroski

Edward L. Jaroski, President

Date        March 27, 2012

By (Signature and Title)      /s/ Carla Homer

Carla Homer, Treasurer

Date        March 27, 2012